Lease obligation (Schedule of Lease Obligation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Balance - December 31, 2017	$ 1,398
Leases recognized upon transition to IFRS 16		87
Additions		1,291
Repayment of lease obligation	(239)	(74)
Accreted interest	149	94
Balance - December 31, 2018	1,308	1,398
Less: Current portion	100	90
Non-current portion	$ 1,208	$ 1,308